RCB GROWTH AND INCOME FUND
                               RCB SMALL CAP FUND












                               SEMI-ANNUAL REPORT


                                DECEMBER 31, 1998

                           RCB GROWTH AND INCOME FUND

Dear Fellow Shareholders:

The RCB Growth & Income Fund generated strong results during its first quarter of operation as the general market enjoyed one of its best quarters of the post-war era.

The RCB Growth & Income Fund returned 17.51% in the quarter ended December 31, 1998, compared to 21.28% for the S&P 500. The Fund was launched at the depths of one of the sharpest drops in years, and we made a conscious decision to deploy incoming funds fairly quickly to take advantage of opportunistic prices.
Breaking down the performance, both the decision to invest rapidly and the specific stocks selected for the portfolio contributed to the healthy returns, while the continuous inflow of funds added to temporary cash and acted as a slight damper. As the Fund continues to grow, cash balances should remain relatively low and our stock selection will be the main driver of performance.

Clearly the fourth quarter of 1998, as well as the full year, was dominated by the largest capitalization and the highest P/E stocks. While this trend has persisted for the past few years (and the Fund's portfolio certainly includes firms which fit into this category), our experience over many years shows that it is best to buy high-quality, well-managed companies regardless of the latest Wall Street fad. We devote our research efforts to finding these well managed businesses and buy them when prices are reasonable. Over time this should produce solid results.

During the quarter, AirTouch Communications, American Express, Corning, IMS Health, Kimberly Clark, Motorola, PepsiCo, and Time Warner turned in strong returns for the Fund. AirTouch Communications, a large international wireless carrier, went into play in late December as both Bell Atlantic and Vodaphone began aggressively bidding. Either way, the result should be a powerhouse company.

As we look forward to 1999, we expect the U.S. economy to perform reasonably well. Problems in Asia and South America won't disappear overnight, thereby putting some pressure on U.S. corporate profit growth. Given the world's irritating habit of generating surprises when one least expects them, we will continue to insist on a reasonable price level before adding any security to the Fund's portfolio. This should put the RCB Growth & Income Fund in a good position to prosper regardless of any short-term vagaries of the market. Longer term, we believe the world's economy will continue to grow, which is why we, as the Fund's advisors, have our own money invested in the Fund as well.


Sincerely,



/s/ Donn B. Conner                              /s/ Victor F. Hawley

Donn B. Conner, CFA                             Victor F. Hawley, CFA
       Manager                                       Co-Manager

                           RCB GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares    COMMON STOCKS: 95.3%                                Market Value
--------------------------------------------------------------------------------
                AEROSPACE/DEFENSE: 3.9%
       500      Raytheon Company-Class A.............................  $  25,844
                                                                       ---------

                BANKS: 3.8%
       500      Bank One Corp........................................     25,531
                                                                       ---------

                BEVERAGES: 6.6%
       300      Anheuser-Busch Companies, Inc........................     19,687
       600      PepsiCo, Inc.........................................     24,563
                                                                       ---------
                                                                          44,250
                                                                       ---------
                CHEMICALS: 4.0%
       900      Sigma-Aldrich Corp...................................     26,438
                                                                       ---------

                CONSULTING SERVICES: 4.3%
     1,700      Comdisco, Inc........................................     28,687
                                                                       ---------

                CONSUMER PRODUCTS: 12.7%
       400      Eastman Kodak Company................................     28,800
       900      Fortune Brands, Inc..................................     28,462
       500      Kimberly-Clark Corp..................................     27,250
                                                                       ---------
                                                                          84,512
                                                                       ---------
                DATA PROCESSING/MANAGEMENT: 4.1%
     1,200      Reynolds & Reynolds Company-Class A..................     27,525
                                                                       ---------

                ELECTRONIC COMPONENTS: 3.6%
       400      Motorola, Inc........................................     24,425
                                                                       ---------

                FINANCE: 10.2%
       150      American Express Company.............................     15,338
       800      Dun & Bradstreet Corp................................     25,250
       800      Equifax, Inc.........................................     27,350
                                                                       ---------
                                                                          67,938
                                                                       ---------

See accompanying Notes to Financial Statements.

                           RCB GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------
                INSURANCE: 3.9%
      400       The Chubb Corp.......................................  $  25,950
                                                                       ---------

                MEDICAL - DRUGS: 7.0%
      500       Abbott Laboratories..................................     24,500
      300       Warner-Lambert Company...............................     22,556
                                                                       ---------
                                                                          47,056
                                                                       ---------

                MEDICAL MISCELLANEOUS: 2.3%
      200       IMS Health, Inc......................................     15,088
                                                                       ---------

                MISCELLANEOUS MANUFACTURING: 2.7%
      400       Corning, Inc.........................................     18,000
                                                                       ---------

                MULTIMEDIA: 2.8%
      300       Time Warner, Inc.....................................     18,619
                                                                       ---------

                OIL COMPANY - INTEGRATED: 3.5%
      500       Royal Dutch Petroleum Company, ADR (Netherlands).....     23,938
                                                                       ---------

                PAPER AND RELATED PRODUCTS: 3.3%
      800       Consolidated Papers, Inc.............................     22,000
                                                                       ---------

                PIPELINES: 4.3%
      500       Enron Corp...........................................     28,531
                                                                       ---------

                RETAIL - FOOD: 3.8%
      400       Albertson's, Inc.....................................     25,475
                                                                       ---------

                TELECOMMUNICATIONS: 8.5%
      400       AirTouch Communications, Inc.*.......................     28,850
      700       General Motors Corp.-Class H*........................     27,781
                                                                       ---------
                                                                          56,631
                                                                       ---------
                Total common stocks (cost $569,591)..................    636,438
                                                                       ---------

See accompanying Notes to Financial Statements.

                           RCB GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
Principal Amount REPURCHASE AGREEMENT: 15.9%                        Market Value
--------------------------------------------------------------------------------
    $106,000    Star Bank Repurchase Agreement, 3.50%, dated
                12/31/1998, due 1/4/1999, collateralized by
                $110,000 GNMA, 7.000%, due 3/20/2024 (proceeds
                $106,041) (cost $106,000).........................    $ 106,000
                                                                      ---------

                Total Investments in Securities (cost $675,591+):
                111.2% ...........................................      742,438
                Liabilities in excess of Other Assets: (11.2)%....      (74,957)
                                                                      ---------
                TOTAL NET ASSETS: 100.0% .........................    $ 667,481
                                                                      =========

*Non-income producing security.

+ At December 31, 1998, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                Gross unrealized appreciation.....................    $  72,191
                Gross unrealized depreciation.....................       (5,344)
                                                                      ---------
                  Net unrealized appreciation.....................    $  66,847
                                                                      =========

See accompanying Notes to Financial Statements.

                           RCB GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost $675,591) .......     $ 742,438
      Cash ......................................................           495
      Receivables:
            Dividends and interest ..............................           819
            Due from Advisor ....................................         7,849
                                                                      ---------
                  Total assets ..................................       751,601
                                                                      ---------
LIABILITIES
      Payables:
            Administration fee ..................................         2,466
            Distribution fees ...................................           279
            Securities purchased ................................        68,744
      Accrued expenses ..........................................        12,631
                                                                      ---------
                  Total liabilities .............................        84,120
                                                                      ---------

NET ASSETS ......................................................     $ 667,481
                                                                      =========

      NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
            ($667,481/56,925 shares outstanding;
            unlimited number of shares authorized
            without par value) ..................................     $   11.73
                                                                      =========

      OFFERING PRICE PER SHARE ..................................     $   11.73
                                                                      =========

COMPONENTS OF NET ASSETS
      Paid-in capital ...........................................     $ 600,945
      Overdistribution of net investment income .................          (311)
      Undistributed net realized gain on investments ............             0
      Net unrealized appreciation on investments ................        66,847
                                                                      ---------
            Net assets ..........................................     $ 667,481
                                                                      =========

See accompanying Notes to Financial Statements.

                           RCB GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM SEPTEMBER 30, 1998* THROUGH DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends ....................................................     $  1,584
    Interest .....................................................          559
                                                                       --------
          Total income ...........................................        2,143
                                                                       --------

  Expenses
    Administration fee ...........................................        7,479
    Audit fee ....................................................        3,971
    Fund accounting fees .........................................        3,689
    Transfer agent fees ..........................................        2,596
    Registration fees ............................................        2,244
    Custody fees .................................................        1,396
    Reports to shareholders ......................................        1,198
    Legal fees ...................................................        1,048
    Miscellaneous ................................................          898
    Advisory fees ................................................          670
    Trustee fees .................................................          623
    Distribution fees ............................................          279
                                                                       --------
      Total expenses .............................................       26,091
      Less: expenses waived and reimbursed .......................      (24,695)
                                                                       --------
      Net expenses ...............................................        1,396
                                                                       --------
        NET INVESTMENT INCOME ....................................          747
                                                                       --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions .................            0
    Net change in unrealized appreciation on investments .........       66,847
                                                                       --------
      Net realized and unrealized gain on investments ............       66,847
                                                                       --------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....     $ 67,594
                                                                       ========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                           RCB GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                             September 30, 1998*
                                                                   through
                                                              December 31, 1998
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income ........................................  $     747
  Net realized gain from security transactions .................          0
  Net change in unrealized appreciation on investments .........     66,847
                                                                  ---------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     67,594
                                                                  ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................     (1,058)
                                                                  ---------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in
    outstanding shares (a) .....................................    600,945
                                                                  ---------
    TOTAL INCREASE IN NET ASSETS ...............................    667,481

NET ASSETS
  Beginning of period ..........................................        -0-
                                                                  ---------
END OF PERIOD ..................................................  $ 667,481
                                                                  =========


(a) A summary of capital shares transactions is as follows:

                                                             September 30, 1998*
                                                                   through
                                                              December 31, 1998
                                                              -----------------
                                                            Shares        Value
                                                            ------        -----
Shares sold .............................................    56,837    $ 599,958
Shares issued in reinvestment of distributions...........        88          987
Shares redeemed..........................................     -0-          -0-
                                                             ------    ---------
Net increase.............................................    56,925    $ 600,945
                                                             ======    =========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                           RCB GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------
                                                             September 30, 1998*
                                                                   through
                                                              December 31, 1998
--------------------------------------------------------------------------------
Net asset value, beginning of period ...........................  $ 10.00
Income from investment operations:
  Net investment income ........................................     0.02
  Net realized and unrealized gain on investments ..............     1.73
                                                                  -------
Total from investment operations ...............................     1.75
                                                                  -------

Less distributions:
  From net investment income ...................................    (0.02)
                                                                  -------

Net asset value, end of period .................................  $ 11.73
                                                                  =======


Total return ...................................................    17.51%

Ratios/supplemental data:
Net assets, end of period (millions) ...........................  $  0.7

Ratio of expenses to average net assets:
  Before expense reimbursement .................................    22.98%+
  After expense reimbursement ..................................     1.25%+

Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement and waiver ......................   (21.09)%+
  After expense reimbursement and waiver .......................     0.66%+

Portfolio turnover rate ........................................     0.00%

*Commencement of operations.

+Annualized.

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

Dear Fellow Shareholders:

The RCB Small Cap Fund got off to an impressive start in the fourth quarter of 1998. From the Fund's inception on September 30, 1998 through the end of the calendar year on December 31, 1998, the Fund was up 27.50%, which compares favorably with our benchmark, the Russell 2000 Index, which returned 16.31% over the same period. We were able to take advantage of a major freefall in small cap stocks that occurred during the summer of 1998. An unprecedented downturn provided tremendous opportunities to purchase very undervalued high-quality stocks that we had been acquainted with for years. These chosen stocks moved closer to fair valuation towards the end of 1998 and provided the strong performance results indicated.

As will be the case going forward, individual stock picks rather than sector bets were the major factor in the numbers. For example, we had limited exposure to the retail sector, but one of our top performers was Ann Taylor Stores, up 94% due to strong turnaround results and impressive sales figures. However, another major retail position, Smart & Final, was basically flat from our cost due to lackluster earnings and internal issues within the company.

Our best performer was United International Holdings (UIHIA), a leading international provider of cable television and other communication services in Europe, Latin America and Australia. A long-term holding at Reed, Conner & Birdwell, the Fund's advisor, UIHIA is significantly undervalued relative to domestic cable operators and our own internal valuation methods. During the small cap stock retreat mentioned earlier, UIHIA sold down to below $10 per share in October. We knew that the European operations alone were worth more that $10 per share! So we aggressively purchased UIHIA for the Fund and, by year end, the stock had nearly doubled as the company is in the middle of taking a portion of the European division public. As we write this letter, UIHIA is still climbing towards its true value which we feel is in the high $30s.

One sector where we have seen a cluster of valuation anomalies is smaller cap insurance stocks. Orion Capital, Guarantee Life, GAINSCO, and Horace Mann Educators , are all niche, well-run insurers that are selling at very attractive valuations that could attract the attention of the consolidators in the insurance industry.

Our most disappointing holding has been Hunt Corporation. Hunt is a manufacturer in the fast growing graphics products area and has a steady stable of brand-name office products (such as X-Acto). Frankly, management misjudged the slowdowns in both of their businesses and showed little of the earnings power of which the company is capable. We would call its current quotation a "fire sale" and we are adding to positions.

One interesting strategy that has worked well this year is buying small cap spin-offs from companies which have been larger cap holdings of the firm, such as Nielsen Media Research and R.H. Donnelley. These types of spin-offs generally take months or even longer before they attract a following by Wall Street and begin to garner recommendations. Having known these companies for years as part of their large-cap parents (Cognizant and Dun and Bradstreet in these cases), we were ready to pounce on these stocks after large cap holders who couldn't or didn't want to hold the smaller spin-offs sold them down. We knew these were fine companies with solid growth dynamics which represent significant mismatches with their true intrinsic value. R.H. Donnelley increased a respectable 18% while Nielsen Media almost doubled.

                               RCB SMALL CAP FUND

We are currently doing intensive research in the energy sector. The recent decline in energy prices and the subsequent decimation of oil exploration and production stocks and oil service stocks is presenting some valuation opportunities that this industry segment has not seen in years. We are narrowing a focus list on some high quality S & P companies that are selling well below reserve value with great exploration profiles, as well as some niche-oriented service companies. We presently own one of the latter, Hanover Compressor.

Looking forward, we will continue our disciplined style of investing by choosing only well managed companies selling at significant discounts to their intrinsic value. We feel strongly that 1999 will be the year in which the "direct neglect" of smaller cap companies will fade and prices of our holdings will more closely reflect their intrinsic value.

Thank you for your support. Please feel free to contact us at any time.

Sincerely,

/s/ Jeffrey Bronchick                                   /s/ Thomas D. Kerr

Jeffrey Bronchick, CFA                                  Thomas D. Kerr, CFA
        Manager                                             Co-Manager

                               RCB SMALL CAP FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares    COMMON STOCKS: 98.3%                                Market Value
--------------------------------------------------------------------------------
                ADVERTISING SERVICES: 2.8%
       2,000    R.H. Donnelley Corp................................. $    29,125
                                                                     -----------

                BROADCAST SERVICES: 7.0%
       3,800    United International Holdings, Inc.*................      73,150
                                                                     -----------

                BUSINESS SERVICES: 9.5%
       1,000    ACNielsen Corp.*....................................      28,250
       2,000    Angelica Corp.......................................      37,250
       2,000    CCC Information Services Group, Inc.*...............      34,500
                                                                     -----------
                                                                         100,000
                                                                     -----------
                CABLE TV: 3.4%
       1,000    Jones Intercable, Inc.*.............................      35,625
                                                                     -----------

                COMPUTER - SOFTWARE: 2.9%
       4,000    Tripos, Inc.*.......................................      30,500
                                                                     -----------

                COMMERCIAL SERVICES: 2.1%
       1,200    Nielsen Media Research, Inc.........................      21,600
                                                                     -----------

                DATA PROCESSING/MANAGEMENT: 6.3%
       4,000    Information Resources, Inc.*........................      40,750
       1,100    Reynolds & Reynolds Company-Class A.................      25,231
                                                                     -----------
                                                                          65,981
                                                                     -----------
                ELECTRONIC PRODUCTS: 5.7%
       1,500    AMETEK, Inc.........................................      33,469
       1,500    UCAR International, Inc.*...........................      26,719
                                                                     -----------
                                                                          60,188
                                                                     -----------

                INSTRUMENTS - SCIENTIFIC: 3.1%
         500    Dionex Corp.*.......................................      18,312
         500    Millipore Corp......................................      14,219
                                                                     -----------
                                                                          32,531
                                                                     -----------

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------
                INSURANCE: 14.1%
       5,000    GAINSCO, Inc........................................ $    30,625
       2,300    Guarantee Life Companies, Inc.......................      42,550
       1,500    Horace Mann Educators Corp..........................      42,750
         800    Orion Capital Corp..................................      31,850
                                                                     -----------
                                                                         147,775
                                                                     -----------

                OFFICE SUPPLIES: 3.0%
       3,000    Hunt Corp...........................................      31,875
                                                                     -----------

                OIL-FIELD SERVICES: 3.2%
       1,300    Hanover Compressor Company*.........................      33,394
                                                                     -----------

                MACHINERY - ELECTRICAL: 2.6%
         400    Franklin Electric Co., Inc..........................      27,000
                                                                     -----------

                MISCELLANEOUS MANUFACTURING: 9.4%
      12,000    ROHN Industries, Inc.*..............................      41,250
         400    Sequa Corp.-Class A*................................      23,950
       1,200    Superior Industries International, Inc..............      33,375
                                                                     -----------
                                                                          98,575
                                                                     -----------

                RETAIL - MISCELLANEOUS: 6.2%
       2,000    Mark Bros. Jewelers, Inc.*..........................      36,000
       3,000    Smart & Final, Inc..................................      28,875
                                                                     -----------
                                                                          64,875
                                                                     -----------

                RETAIL - RESTAURANTS: 5.7%
         800    IHOP Corp.*.........................................      31,950
       1,800    VICORP Restaurants, Inc.*...........................      27,900
                                                                     -----------
                                                                          59,850
                                                                     -----------

                SECURITY SERVICES: 3.9%
       2,200    Borg-Warner Security Corp.*.........................      41,250
                                                                     -----------

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------
                TELECOMMUNICATION: 2.2%
       4,300    American Mobil Satellite Corp.*.................... $    22,575
                                                                    -----------

                TELEVISION: 5.2%
       2,000    SBS Broadcasting SA (Luxembourg)*..................      54,000
                                                                    -----------

                Total Investments in Securities (cost $852,525+):
                98.3% .............................................   1,029,869
                Other Assets less Liabilities: 1.7%................      17,345
                                                                    -----------
                TOTAL NET ASSETS: 100.0% .......................... $ 1,047,214
                                                                    ===========

*Non-income producing security.

+ At December 31, 1998, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                Gross unrealized appreciation....................... $  195,700
                Gross unrealized depreciation.......................    (18,356)
                                                                     ----------
                  Net unrealized appreciation....................... $  177,344
                                                                     ==========

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $852,525) ..........    $ 1,029,869
  Cash .........................................................         24,555
  Receivables:
    Dividends and interest .....................................          1,184
    Due from Advisor ...........................................          7,331
                                                                    -----------
      Total assets .............................................      1,062,939
                                                                    -----------

LIABILITIES
  Payables:
    Administration fee .........................................          2,466
    Distribution fees ..........................................            516
  Accrued expenses .............................................         12,743
                                                                    -----------
      Total liabilities ........................................         15,725
                                                                    -----------

NET ASSETS .....................................................    $ 1,047,214
                                                                    ===========

  NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    ($1,047,214/82,122 shares outstanding;
    unlimited number of shares authorized without par value) ...    $     12.75
                                                                    ===========

  OFFERING PRICE PER SHARE .....................................    $     12.75
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital ..............................................    $   846,019
  Accumulated net investment loss ..............................           (407)
  Undistributed net realized gain on investments ...............         24,258
  Net unrealized appreciation on investments ...................        177,344
                                                                    -----------
    Net assets .................................................    $ 1,047,214
                                                                    ===========

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM SEPTEMBER 30, 1998* THROUGH DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends ....................................................    $   1,871
    Interest .....................................................          798
                                                                      ---------
      Total income ...............................................        2,669
                                                                      ---------

  Expenses
    Administration fee ...........................................        7,479
    Fund accounting fees .........................................        4,189
    Audit fee ....................................................        3,971
    Transfer agent fees ..........................................        2,396
    Registration fees ............................................        2,244
    Advisory fees ................................................        1,755
    Custody fees .................................................        1,396
    Reports to shareholders ......................................        1,098
    Miscellaneous ................................................          898
    Legal fees ...................................................          848
    Trustee fees .................................................          623
    Distribution fees ............................................          516
                                                                      ---------
      Total expenses .............................................       27,413
      Less: expenses waived and reimbursed .......................      (24,337)
                                                                      ---------
      Net expenses ...............................................        3,076
                                                                      ---------
        NET INVESTMENT LOSS ......................................         (407)
                                                                      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ...............       24,258
      Net change in unrealized appreciation on investments .......      177,344
                                                                      ---------
        Net realized and unrealized gain on investments ..........      201,602
                                                                      ---------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...    $ 201,195
                                                                      =========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                             September 30, 1998*
                                                                   through
                                                              December 31, 1998
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment loss.........................................  $       (407)
  Net realized gain from security transactions................        24,258
  Net unrealized appreciation on investments..................       177,344
                                                                 -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....       201,195
                                                                 -----------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in
    outstanding shares (a)....................................       846,019
                                                                 -----------
      TOTAL INCREASE IN NET ASSETS ...........................     1,047,214


NET ASSETS
  Beginning of period.........................................           -0-
                                                                 -----------
END OF PERIOD ................................................   $ 1,047,214
                                                                 ===========

(a) A summary of capital shares transactions is as follows:

                                                            September 30, 1998*
                                                                 through
                                                             December 31, 1998
                                                           --------------------
                                                           Shares        Value
                                                           ------        -----
Shares sold ..........................................     82,122      $846,019
Shares issued in reinvestment of distributions........      -0-           -0-
Shares redeemed.......................................      -0-           -0-
                                                           ------      --------
Net increase..........................................     82,122      $846,019
                                                           ======      ========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------
                                                            September 30, 1998*
                                                                  through
                                                             December 31, 1998
--------------------------------------------------------------------------------

Net asset value, beginning of period ........................     $ 10.00
                                                                  -------
Income from investment operations:
  Net investment loss .......................................       (0.01)
  Net realized and unrealized gain on investments ...........        2.76
                                                                  -------
Total from investment operations ............................        2.75
                                                                  -------

Net asset value, end of period ..............................     $ 12.75
                                                                  =======

Total return ................................................       27.50%

Ratios/supplemental data:
Net assets, end of period (millions) ........................     $  1.0

Ratio of expenses to average net assets:
  Before expense reimbursement ..............................       13.10%+
  After expense reimbursement ...............................        1.49%+

Ratio of net investment loss to average net assets:
  Before expense reimbursement and waiver ...................      (11.82)%+
  After expense reimbursement and waiver ....................       (0.19)%+

Portfolio turnover rate .....................................        8.59%

* Commencement of operations.

+ Annualized.

See accompanying Notes to Financial Statements.

                           RCB GROWTH AND INCOME FUND
                               RCB SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     The RCB Growth and Income Fund and the RCB Small Cap Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Funds began operations on September 30, 1998. The investment objectives of the Funds are capital appreciation with growth of income as a secondary objective and capital appreciation, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

      C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the period ended December 31, 1998, Reed, Conner & Birdwell, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.60% and 0.85% for the RCB Growth and Income Fund and the RCB Small Cap Fund, respectively, based upon the average daily net assets of the Funds. For the period ended December 31, 1998, the RCB Growth and Income Fund and the RCB Small Cap Fund incurred $670 and $1,755 in Advisory fees, respectively.

                           RCB GROWTH AND INCOME FUND
                               RCB SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 1998 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     The Funds are responsible for their own operating expenses. The Advisor has agreed to limit the Funds' total expenses to not more than 1.25% and 1.49% of average net assets for the RCB Growth and Income Fund and the RCB Small Cap Fund, respectively. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are each respective Fund's obligation are subject to reimbursement by the respective Fund within three years, provided the respective Fund is able to effect such reimbursement and remain in compliance with any expense limitations then in effect. For the period ended December 31, 1998, the Advisor reimbursed the Fund in the total amount of $24,695 for the RCB Growth and Income Fund and $24,337 for the RCB Small Cap Fund.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $15 million        $30,000

      $15 to $50 million       0.20% of average daily net assets

      $50 to $100 million      0.15% of average daily net assets

      $100 to $200 million     0.10% of average daily net assets

      Over $200 million        0.05% of average daily net assets

     For the period ended December 31, 1998, RCB Growth and Income Fund and RCB Small Cap Fund each incurred $7,479 in Administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.


NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the period ended December 31, 1998, the RCB Growth and Income Fund and the RCB Small Cap Fund paid fees of $279 and $516, respectively, to the Advisor.

                           RCB GROWTH AND INCOME FUND
                               RCB SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 1998 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sales of securities, other than short-term investments, were $569,591 and $0, respectively, for the RCB Growth and Income Fund and $901,532 and $73,265, respectively, for the RCB Small Cap Fund.

NOTE 6 - SALES LOAD

     The sales charge applicable to purchases of shares of the Funds, which is a maximum of 3.50% of the offering price, was waived during the period from inception on September 30, 1998 through March 31, 1999.

                              INVESTMENT ADVISOR
                        Reed, Conner & Birdwell, Inc.
                     11111 Santa Monica Blvd., Ste. 1700
                            Los Angeles, CA 90025
                                (310) 478-4005


                                 DISTRIBUTOR
                        First Fund Distributors, Inc.
                      4455 E. Camelback Rd., Suite 261-E
                              Phoenix, AZ 85018


                                  CUSTODIAN
                               Star Bank, N.A.
                                425 Walnut St.
                             Cincinnati, OH 45202


                    TRANSFER AND DIVIDEND DISBURSING AGENT
                            American Data Services
                                P.O. Box 5536
                           Hauppauge, NY 11788-0132
                                (800) 282-2340


                                   AUDITORS
                             Tait, Weller & Baker
                        8 Penn Center Plaza, Suite 800
                            Philadelphia, PA 19103


                                LEGAL COUNSEL
                    Paul, Hastings, Janofsky & Walker LLP
                            345 California Street
                           San Francisco, CA 94104



           This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

           Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.